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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Peter Neumeier       Carmel, California    05/14/10
   -------------------------   ------------------   ----------
          [Signature]             [City, State]       [Date]

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 40
                                        --------------------

Form 13F Information Table Value Total: $207395
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number       Name

              28-4792                    Neumeier Poma Investment Counsel LLC
    ------       -----------------       ------------------------------------

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                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5           COL.6     COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                    OTHER      VOTING AUTHORITY
                                                      VALUE    SHARES/   SH/   PUT/    INVSTMT     MANAGERS  ----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DSCRETN       NONE     SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Acacia Research                 COM        003881307     2935    270975                    270975            125325   145650
Bank Of The Ozarks              COM        063904106     7650    217400                    217400             98850   118550
Bio-Rad Laboratories            COM        090572207     9713     93825                     93825             39125    54700
Casey's General Stores,
  Inc.                          COM        147528103     5847    186215                    186215             79750   106465
Catalyst Health Solutions       COM        14888B103     2487     60100                     60100             29700    30400
Dresser-Rand Group Inc.         COM        261608103     4401    140075                    140075             70600    69475
Emergent Biosolutions,
  Inc.                          COM        29089Q105     1860    110800                    110800             48100    62700
Flagstone Reinsurance           COM        G3529T105     6799    593275                    593275            252100   341175
FTI Consulting                  COM        302941109     1502     38200                     38200             20075    18125
Fuel Systems Solutions          COM        35952W103     3490    109275                    109275             43450    65825
Haemonetics Corporation         COM        405024100     2109     36900                     36900             23300    13600
Hanover Insurance Group         COM        410867105     7810    179095                    179095             78250   100845
Herbalife Ltd.                  COM        020884924     4861    105400                    105400             59300    46100
Iberiabank Corporation          COM        450828108     6153    102525                    102525             46200    56325
ICU Medical Inc.                COM        44930G107     3360     97525                     97525             48400    49125
Jack Henry & Associates
  Inc.                          COM        426281101     7793    323900                    323900            149850   174050
Kirby Corporation               COM        497266106     1550     40625                     40625             22500    18125
Lennox International Inc.       COM        526107107     7696    173650                    173650             71350   102300
Maximus Inc.                    COM        577933104     5478     89900                     89900             49600    40300
Micros Systems Inc.             COM        594901100     5628    171125                     17112             80000    91125
MTS Systems Corporation         COM        553777103     1179     40600                     40600             27400    13200
MYRG Group, Inc.                COM        55405W104     2076    127300                    127300             80300    47000
NBTY, Inc.                      COM        628782104     9874    205800                    205800             88325   117475
Nu Skin Enterprises Inc.        COM        67018T105     1278     43925                     43925             19400    24525
Oceaneering International       COM        675232102     2416     38050                     38050             16100    21950
Oriental Financial Group        COM        68618W100     5720    423700                    423700            182700   241000
Patterson Companies Inc.        COM        703395013     6724    216550                    216550            101775   114775

COLUMN 1                      COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5           COL.6     COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                    OTHER      VOTING AUTHORITY
                                                      VALUE    SHARES/   SH/   PUT/    INVSTMT     MANAGERS  ----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DSCRETN       NONE     SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Plantronics, Inc.               COM        727493108     3339    106750                    106750             50500    56250
Platinum Underwriters           COM        G7127P100     6478    174700                    174700             69475   105225
Sirona Dental Systems
  Inc.                          COM        82966C103     3887    102200                    102200             41100    61100
Snap-On Incorporated            COM        833034101     5904    136225                    136225             65000    71225
SPDR Banking ETF                ETF        78464A698     3223    122925                    122925              2000   120925
SPDR Gold Trust                 ETF        863307104     5984     54925                     54925              1150    53775
SPDR S&P Retail ETF             ETF        78464A714     3101     75575                     75575              2425    73150
Stantec Inc.                    COM        85472N109     4432    169950                    169950             81900    88050
Steven Madden, Ltd.             COM        556269108    12327    252600                    252600            120000   132600
Superior Energy Service         COM        868157108     7453    354550                    354550            161675   192875
Tupperware Brands Corp.         COM        899896104     9453    196050                    196050             85350   110700
Wabtec Corporation              COM        929740108     4415    104825                    104825             44750    60075
Warnaco Group Inc.              COM        934390402     9010    188850                    188850             78700   110150